  ASA
Gold and Precious Metals Limited

January 21, 2021

Certification by the Chief Compliance Officer
SEC File No. 812-13877

ASA Gold and Precious Metals
List of Affiliated Persons of Directors and Officers
As of November 30, 2020

Officer or Director	Affiliated Person
Peter Maletis, President	Merk Investments LLC
Axel Merk, Chief Operating Officer	Merk Investments LLC Merk Global Opportunity Fund LP Merk Capital Partners LP Prelude Opportunity Fund LP VanEck Merk Gold Trust Sedlmayr Grund u Immobilien AG (Germany)
Karen Shaw, Principal Financial Officer	None
Jack Huntington, Chief Compliance Officer	None
Zachary Tackett, Corporate Secretary	None
Anthony Artabane, Director	Accba Holdings DE LLC Accba Capital Holdings LLC Accba Holdings LLC Anthony Artabane CPA, PLLC
Bruce Hansen, Director	Energy Fuels Inc.
Mary Joan Hoene, Director (Chair)	None
Willian Donovan, Director	None

By:  /s/ Jack Huntington
Jack Huntington
Chief Compliance Officer

Three Canal Plaza, Suite 600
Portland, ME, U.S.A. 04101